IMPAIRMENT OF ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
Impairment loss of intangible assets	$ 8	$ 3	$ 1
Cash flow forecasts for license and spectrum payments term	5 years